INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Current expense		$ 562	$ 689
Deferred tax expense (recovery):		182	(37)
Total tax expense (income)	$ 891	744	652
Income tax [Member]
Income Taxes [Line Items]
Current expense		135	164
Deferred tax expense (recovery):		78	(56)
Special mining duty [Member]
Income Taxes [Line Items]
Current expense			98
Deferred tax expense (recovery):			(357)
Withholding tax [Member]
Income Taxes [Line Items]
Current expense		427	427
Deferred tax expense (recovery):		$ 104	$ 376